Forward Contract Receivable - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Unrealized gains (losses) on the forward contracts	$ (1,730)	$ (178)	$ (84)	$ 1,069
Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Forward contracts settled notional amount	45,600	36,000	88,000	61,000
Foreign Exchange Forward [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Forward contract receivable with notional amounts	116,600		109,200	82,000
Nonoperating Income (Expense) [Member] | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Gain loss on settlement of forward contracts receivable realized	1,400	1,600	5,100	2,500
Unrealized gains (losses) on the forward contracts	$ (1,700)	$ (200)	$ (100)	$ 1,100